iShares®

iShares Trust

Supplement dated July 1, 2025

to the currently effective Statement of Additional Information (the “SAI”) for

iShares USD Green Bond ETF (BGRN), iShares ESG Advanced High Yield Corporate Bond ETF (HYXF), iShares ESG Advanced Total USD Bond Market ETF (EUSB), iShares ESG Aware 1-5 Year USD Corporate Bond ETF (SUSB), iShares ESG Aware U.S. Aggregate Bond ETF (EAGG), and

iShares ESG Aware USD Corporate Bond ETF (SUSC) (each, a “Fund” and collectively, the “Funds”)

Effective July 1, 2025, Bloomberg Index Services Limited, the Funds’ index provider, has updated the methodology for the underlying index (“Underlying Index”) of each of the following Funds:

Fund Name	Underlying Index Name

iShares USD Green Bond ETF	Bloomberg MSCI USD Green Bond Select Index

iShares ESG Advanced High Yield Corporate Bond ETF	Bloomberg MSCI US High Yield Choice ESG Screened Index

iShares ESG Advanced Total USD Bond Market ETF	Bloomberg MSCI US Universal Choice ESG Screened Index

iShares ESG Aware 1-5 Year USD Corporate Bond ETF	Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index

iShares ESG Aware U.S. Aggregate Bond ETF	Bloomberg MSCI US Aggregate ESG Focus Index

iShares ESG Aware USD Corporate Bond ETF	Bloomberg MSCI US Corporate ESG Focus Index

Accordingly, the following methodology enhancements will be applied to the index methodology of the respective Underlying Index as disclosed for each Fund in the “The Bloomberg Indexes” subsection of the “Construction and Maintenance of the Underlying Indexes” section of the SAI for each Fund:

The Underlying Index excludes the securities of issuers in the corporate and certain other sectors that lack ESG research coverage from MSCI. This exclusion applies to issuers that do not meet minimum ESG data availability thresholds across key applicable ESG inputs.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-A-BISLSAI-0725

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